UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   2 George Yard
           Lombard Street
           London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England           November 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:   $1,053,277
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

----          -------------------               ------------------------------


                                                       FORM 13F INFORMATION TABLE




COLUMN 1                     COLUMN  2   COLUMN 3    COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8

                             TITLE                   VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS    CUSIP       (x1000)    PRN AMT    PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED     NONE
--------------               --------    -----       -------    -------    --- ----  ----------  --------   ----   ------     ----
ACTIVISION BLIZZARD INC      COM         00507V109    32,155    2,971,790  SH        SOLE        NONE              2,971,790
AIR PRODS & CHEMS INC        COM         009158106    97,148    1,173,000  SH        SOLE        NONE              1,173,000
APPLE INC                    COM         037833100   177,911      627,000  SH        SOLE        NONE                627,000
CIT GROUP INC                COM NEW     125581801    12,736      312,000  SH        SOLE        NONE                312,000
CME GROUP INC                COM         12572Q105    19,534       75,000  SH        SOLE        NONE                 75,000
DISCOVERY COMMUNICATNS NEW   COM SER C   25470F302    35,708      935,000  SH        SOLE        NONE                935,000
GOLDMAN SACHS GROUP INC      COM         38141G104    40,916      283,000  SH        SOLE        NONE                283,000
LAUDER ESTEE COS INC         CL A        518439104    31,538      498,776  SH        SOLE        NONE                498,776
ORACLE CORP                  COM         68389X105   130,733    4,869,000  SH        SOLE        NONE              4,869,000
PARTNERRE LTD                COM         G6852T105   148,202    1,848,371  SH        SOLE        NONE              1,848,371
POLO RALPH LAUREN CORP       CL A        731572103    70,470      784,217  SH        SOLE        NONE                784,217
TOWERS WATSON & CO           CL A        891894107    70,032    1,423,992  SH        SOLE        NONE              1,423,992
UNION PAC CORP               COM         907818108    98,217    1,200,700  SH        SOLE        NONE              1,200,700
UNITED PARCEL SERVICE INC    CL B        911312106    65,996      989,600  SH        SOLE        NONE                989,600
VISA INC                     COM CL A    92826C839    21,981      296,000  SH        SOLE        NONE                296,000




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